Borrowings and financing (Details 6) R$ in Thousands	Mar. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	R$ 2,734
Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	926
Brazilian Developments Bank B N D E S [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	30
Inter American Development Bank I D B [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	739
International Bank For Reconstruction And Developmenst [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	1,032
Other Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	R$ 7